Major Events in the Period and Events After the Period - Acquisition of the Clinical-stage Biopharmaceutical Company Versantis (Details)	3 Months Ended	12 Months Ended
	Dec. 31, 2022 EUR (€) shares	Dec. 31, 2022 EUR (€) shares	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Sep. 29, 2022 EUR (€)	Sep. 19, 2022 EUR (€)	Dec. 31, 2019 EUR (€)
Disclosure of net assets and liabilities of Business Combination [Line Items]
Other current tax liabilities	€ 4,906,000	€ 4,906,000	€ 5,051,000
Current provisions	61,000	61,000	313,000
Current trade and other payables	14,845,000	14,845,000	40,988,000
Other non-current financial assets	4,914,000	4,914,000	4,431,000
Property, plant and equipment	8,210,000	8,210,000	9,015,000	€ 11,648,000
Current trade and others receivables	15,906,000	15,906,000	7,236,000
Cash and cash equivalents	136,001,000	136,001,000	258,756,000	171,029,000			€ 276,748,000
General and administrative expense		16,405,000	16,153,000	14,270,000
Research and development expense		35,818,000	35,166,000	59,097,000
ClosingForeignExchangeRateCHFEuro			1.01554
ClosingForeignExchangeRateUSDEuro	€ 0.93756	€ 0.93756	0.88292	0.81493
Exchange Rate CHF Euro used for Versantis acquisition conversion			1.04843
Exchange Rate USD Euro used for Versantis acquisition conversion			0.9706
Closing foreign exchange rate | shares	1	1
Purchase of interests in associates		€ 41,525,000	€ 0
Versantis
Disclosure of net assets and liabilities of Business Combination [Line Items]
Name of acquiree		Versantis AG
Date of acquisition		Sep. 29, 2022
Cash transferred						€ 41,900,000
Net cash adjustment payment						2,900,000
Description of primary reasons for business combination		1.Consolidating GENFIT’s position as a leader in acute-on-chronic liver failure (ACLF)2.Significantly expanding GENFIT’s pipeline with VS-01-ACLF, a Phase 2 ready program based on first-in-class scavenging liposomes technology, VS-01-HAC, a pediatric program focused on urea cycle disorder (UCD), and VS-02-HE, an early-stage program focused on hepatic encephalopathy (HE), and3.Combining Versantis’ expertise with GENFIT’s know-how in conducting complex development programs in liver diseases, to strengthen and accelerate research and development
Acquisition costs						€ 1,800,000
Assets (liabilities)	€ 43,939,000	€ 43,939,000
Total acquired liabilities	2,601,000	2,601,000			€ 4,425,000
Lease liabilities	282,000	282,000			302,000
Other current tax liabilities	33,000	33,000			63,000
Current provisions	672,000	672,000			858,000
Current trade and other payables	1,614,000	1,614,000			3,202,000
Total acquired assets	46,540,000	46,540,000			51,026,000
Other non-current financial assets	13,000	13,000			14,000
Property, plant and equipment	295,000	295,000			326,000
Intangible assets and goodwill	43,850,000	43,850,000			45,323,000
Other current assets	197,000	197,000			78,000
Current trade and others receivables	17,000	17,000			209,000
Cash and cash equivalents	2,168,000	2,168,000			5,076,000
General and administrative expense		228,000
Research and development expense	€ 1,187,000
Total purchase price					€ 46,601,000
Purchase of interests in associates		41,500,000
Percentage of fair value in asset value						90.00%
Versantis | Estimated
Disclosure of net assets and liabilities of Business Combination [Line Items]
Research and development expense		€ 5,833,000
Versantis | Switzerland, Francs
Disclosure of net assets and liabilities of Business Combination [Line Items]
Cash transferred						€ 40,000,000
Net cash adjustment payment						2,800,000
Additional milestone payments						€ 65,000,000